COLLABORATION INVENTORIES, NET (Tables)	9 Months Ended
Sep. 30, 2025
Classes of current inventories [abstract]
Summary of Inventories

(Dollars in thousands)	September 30, 2025	December 31, 2024
Raw materials	$21,810	$17,454
Work-in-process	3,641	4,440
Finished goods	3,733	2,009
Total collaboration inventories, net	$29,184	$23,903